Average Annual Total Returns	Prospectus #1 Delaware Limited-Term Diversified Income Fund Bloomberg 1-3 Year US Government/Credit Index 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Bloomberg 1-3 Year US Government/Credit Index 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Bloomberg 1-3 Year US Government/Credit Index 10 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A 10 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class C 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class C 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class C 10 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R 10 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class 10 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Lifetime	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Inception Date	Prospectus #2 Delaware Tax-Free Oregon Fund Bloomberg Municipal Bond Index 1 year	Prospectus #2 Delaware Tax-Free Oregon Fund Bloomberg Municipal Bond Index 5 years	Prospectus #2 Delaware Tax-Free Oregon Fund Bloomberg Municipal Bond Index 10 years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A 1 year	Prospectus #2 Delaware Tax-Free Oregon Fund Class A 5 years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A 10 years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class 1 year	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class 5 years	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class 10 years
Total	4.61%	1.51%	1.27%	2.17%	1.18%	1.12%	0.75%	0.21%	0.25%	1.26%	0.49%	0.48%	3.27%	0.87%	0.55%	4.65%	1.37%	1.04%	5.31%	1.91%	1.56%	5.37%	1.95%	1.51%	May 01, 2017	6.40%	2.25%	3.03%	1.46%	0.93%	1.94%	1.46%	0.93%	1.94%	2.16%	1.34%	2.16%	6.53%	2.00%	2.63%